Restructuring Charge - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,395,000	$ 2,054,000
Restructuring liabilities	1,000,000	1,000,000
Shuttle Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,000,000	1,600,000
Total restructuring charges recorded under plan		2,000,000
Conventional Tankers [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	400,000	400,000
Total restructuring charges recorded under plan		$ 900,000